Shareholders’ equity (Tables)	6 Months Ended
Jun. 30, 2026
Equity [Abstract]
Schedule of warrant’s activity

The summary of warrant’s activity is as follows:

	Warrants Outstanding	Warrants Exercisable	Class A Ordinary Shares Issuable	Weighted Average Exercise Price	Average Remaining Contractual Life (in years)
				US$
December 31, 2025	4,949,156	4,949,156	4,949,156	$1.65	1.38
Granted	-	-	-	$-	-
Expired	(2,035,275)	(2,035,275)	(2,035,275)	$1.55	-
Exercised	-	-	-	$-	-
June 30, 2026	2,913,881	2,913,881	2,913,881	$1.72	0.65

December 31, 2024	4,943,608	4,943,608	4,943,608	$1.73	0.59
Granted	4,949,156	4,949,156	4,949,156	$1.65	1.85
Expired	(4,778,995)	(4,778,995)	(4,778,995)	$1.73	-
Exercised	(164,713)	(164,713)	(164,713)	$1.23	-
June 30, 2025	4,949,156	4,949,156	4,949,156	$1.65	1.38